UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22022
                                    ---------

           Advent/Claymore Global Convertible Securities & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          1065 Avenue of the Americas, New York, NY        10018
--------------------------------------------------------------------------------
           (Address of principal executive offices)     (Zip code)

                             Robert White, Treasurer

           Advent/Claymore Global Convertible Securities & Income Fund

                           1065 Avenue of the Americas

                               New York, NY 10018
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                     --------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: July 31, 2009
                          -------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


AGC | ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT                                                                                          VALUE
---------------------------------------------------------------------------------------------------------------
                     LONG-TERM INVESTMENTS -- 159.8%
                     CONVERTIBLE BONDS -- 113.2%
                     AEROSPACE & DEFENSE - 1.4%
      $ 3,475,000    Alliant Techsystems, Inc., BB-
                     2.75%, 9/15/11                                                          $       3,574,906
                                                                                             ------------------

                     AGRICULTURE - 2.2%
   CNY 40,000,000    China Green Holdings Ltd., Ser. CGHL, NR
                     0.00%, 10/29/10 (Bermuda) (a)                                                   5,693,708
                                                                                             ------------------

                     AUTO PARTS & EQUIPMENT - 0.6%
      $ 1,200,000    BorgWarner, Inc., BBB
                     3.50%, 4/15/12 (b)                                                              1,528,500
                                                                                             ------------------

                     BANKS - 3.2%
 (euro) 4,500,000    Kreditanstalt fuer Wiederaufbau, Ser. DTE, AAA
                     3.25%, 6/27/13 (Germany)                                                        6,586,793
      $ 1,500,000    SVB Financial Group, NR
                     3.875%, 4/15/11 (c)                                                             1,466,250
                                                                                             ------------------
                                                                                                     8,053,043
                                                                                             ------------------
                     BIOTECHNOLOGY - 2.8%
      $ 4,000,000    Amgen, Inc., A+
                     0.375%, 2/1/13                                                                  4,040,000
        $ 750,000    Amylin Pharmaceuticals, Inc., NR
                     3.00%, 6/15/14                                                                    543,750
      $ 1,950,000    United Therapeutics Corp., NR
                     0.50%, 10/15/11                                                                 2,552,062
                                                                                             ------------------
                                                                                                     7,135,812
                                                                                             ------------------
                     CHEMICALS - 0.9%
   HK$ 13,330,000    Sinofert Holdings Ltd., NR
                     0.00%, 8/7/11 (Bermuda)                                                         2,218,786
                                                                                             ------------------

                     COAL - 0.6%
      $ 2,000,000    Massey Energy Co., BB-
                     3.25%, 8/1/15                                                                   1,520,000
                                                                                             ------------------

                     COMPUTERS - 7.0%
(euro) 11,250,000    Cap Gemini SA, BBB-
                     3.50%, 1/1/14 (France)                                                          6,685,311
      $ 3,500,000    EMC Corp., A-
                     1.75%, 12/1/11 (b)                                                              3,963,750
      $ 7,200,000    Maxtor Corp., B
                     2.375%, 8/15/12                                                                 6,894,000
                                                                                             ------------------
                                                                                                    17,543,061
                                                                                             ------------------
                     DIVERSIFIED FINANCIAL SERVICES - 13.9%
    CHF 3,500,000    Actelion Finance SCA, NR
                     0.00%, 11/22/11 (Luxembourg)                                                    3,758,481
      $ 4,050,000    AngloGold Ashanti Holdings Finance PLC, NR
                     3.50%, 5/22/14 (Isle of Man) (b) (c)                                            4,330,260
      $ 3,100,000    China Overseas Finance Investment Cayman Ltd., Ser. COLI, NR
                     0.00%, 5/14/14 (Cayman Islands)                                                 4,124,460
 (euro) 2,500,000    Heidelberg International Finance BV, Ser. HDD, NR
                     0.875%, 2/9/12 (Netherlands)                                                    3,720,658
 (euro) 4,500,000    International Power Ltd., BB-
                     3.25%, 7/20/13 (Jersey)                                                         5,665,329
 (euro) 5,000,000    Kloeckner & Co. Finance International SA, Ser. KCO, B+
                     1.50%, 7/27/12 (Luxembourg)                                                     5,353,424
 (euro) 2,100,000    MTU Aero Engines Finance BV, Ser. MTU, BB+
                     2.75%, 2/1/12 (Netherlands)                                                     2,733,820
      $ 4,000,000    Petroplus Finance Ltd., Ser. PPHN, BB-
                     3.375%, 3/26/13 (Bermuda)                                                       3,576,052
   HK$ 10,400,000    Power Regal Group Ltd., NR
                     2.25%, 6/2/14 (British Virgin Islands)                                          1,674,859
                                                                                             ------------------
                                                                                                    34,937,343
                                                                                             ------------------
                      ELECTRICAL COMPONENTS & EQUIPMENT - 5.4%
    CNY 39,200,000    China High Speed Transmission Equipment Group Co. Ltd., Ser. CHIS, NR
                      0.00%, 5/14/11 (Cayman Islands) (a)                                             6,870,801
         $ 750,000    SunPower Corp., Ser SPWR, NR
                      1.25%, 2/15/27 (b)                                                                655,313
       $ 5,250,000    Suntech Power Holdings Co. Ltd., NR
                      0.25%, 2/15/12 (Cayman Islands)                                                 5,099,062
       $ 1,000,000    Yingli Green Energy Holding Co. Ltd., NR
                      0.00%, 12/15/12 (Cayman Islands)                                                  990,000
                                                                                              ------------------
                                                                                                     13,615,176
                                                                                              ------------------
                      ENERGY - ALTERNATE SOURCES - 1.0%
       $ 2,200,000    Covanta Holding Corp., B
                      3.25%, 6/1/14 (c)                                                               2,436,500
                                                                                              ------------------

                      ENGINEERING & CONSTRUCTION - 1.2%
       $ 2,725,000    Jaiprakash Associates Ltd., NR
                      0.00%, 9/12/12 (India)                                                          2,963,437
                                                                                              ------------------

                      ENTERTAINMENT - 2.1%
       $ 4,245,000    International Game Technology, BBB
                      3.25%, 5/1/14 (b) (c)                                                           5,253,188
                                                                                              ------------------

                      HEALTHCARE PRODUCTS - 5.6%
       $ 2,200,000    Beckman Coulter, Inc., BBB
                      2.50%, 12/15/36 (b)                                                             2,365,000
       $ 7,167,000    Hologic, Inc., BB-
                      2.00%, 12/15/37 (d)                                                             5,536,507
       $ 5,625,000    LifePoint Hospitals, Inc., B
                      3.50%, 5/15/14                                                                  4,816,406
       $ 1,250,000    NuVasive, Inc., NR
                      2.25%, 3/15/13 (c)                                                              1,353,125
                                                                                              ------------------
                                                                                                     14,071,038
                                                                                              ------------------
                      HOLDING COMPANIES - DIVERSIFIED - 2.5%
  (euro) 4,500,000    Sagerpar, NR
                      2.95%, 4/27/12 (Belgium)                                                        6,217,303
                                                                                              ------------------

                      INSURANCE - 1.3%
       $ 3,000,000    Old Republic International Corp., BBB+
                      8.00%, 5/15/12                                                                  3,288,750
                                                                                              ------------------

                      INTERNET - 1.8%
       $ 2,700,000    Symantec Corp., NR
                      1.00%, 6/15/13                                                                  2,727,000
       $ 2,500,000    VeriSign, Inc., NR
                      3.25%, 8/15/37                                                                  1,912,500
                                                                                              ------------------
                                                                                                      4,639,500
                                                                                              ------------------
                      IRON/STEEL - 4.1%
       $ 3,650,000    ArcelorMittal, BBB
                      5.00%, 5/15/14 (Luxembourg)                                                     5,064,375
       $ 1,667,000    Steel Dynamics, Inc., BB+
                      5.125%, 6/15/14 (b)                                                             2,012,903
       $ 2,250,000    United States Steel Corp., BB
                      4.00%, 5/15/14 (b)                                                              3,265,312
                                                                                              ------------------
                                                                                                     10,342,590
                                                                                              ------------------
                      LEISURE TIME - 2.2%
       $ 5,545,000    Carnival Corp., BBB+
                      2.00%, 4/15/21 (Panama)                                                         5,510,344
                                                                                              ------------------

                      MEDIA - 0.7%
 (pound) 1,000,000    WPP PLC, Ser. WPP, BBB
                      5.75%, 5/9/14 (Jersey)                                                          1,881,162
                                                                                              ------------------

                      MINING - 5.6%
       $ 3,000,000    Alumina Finance Ltd., Ser. AWC, BBB-
                      2.00%, 5/16/13 (Australia)                                                      2,748,750
       $ 1,900,000    Goldcorp, Inc., BBB+
                      2.00%, 8/1/14 (Canada) (c)                                                      2,012,100
       $ 3,500,000    Kinross Gold Corp., NR
                      1.75%, 3/15/28 (Canada)                                                         3,412,500
       $ 2,250,000    Newmont Mining Corp., BBB+
                      1.625%, 7/15/17                                                                 2,483,437
       $ 2,900,000    Xstrata Capital Corp AVV, Ser. XTA, BBB
                      4.00%, 8/14/17 (Aruba)                                                          3,370,090
                                                                                              ------------------
                                                                                                     14,026,877
                                                                                              ------------------
                      MISCELLANEOUS MANUFACTURING - 1.9%
       $ 2,750,000    Danaher Corp., A+
                      0.00%, 1/22/21 (b)                                                              2,499,063
       $ 1,800,000    Textron, Inc., Ser. TXT, BBB-
                      4.50%, 5/1/13                                                                   2,250,000
                                                                                              ------------------
                                                                                                      4,749,063
                                                                                              ------------------
                      OIL & GAS - 12.0%
       $ 2,600,000    Addax Petroleum Corp., Ser. AXC, NR
                      3.75%, 5/31/12 (Canada)                                                         2,906,491
       $ 2,000,000    Chesapeake Energy Corp., BB
                      2.50%, 5/15/37                                                                  1,537,500
    HK$ 40,000,000    China Petroleum & Chemical Corp., Ser. SINO, NR
                      0.00%, 4/24/14 (China)                                                          5,646,415
       $ 3,800,000    Seadrill Ltd., NR
                      3.625%, 11/8/12 (Bermuda)                                                       3,155,702
       $ 5,000,000    SOCO Finance Ltd., Ser. SIA, NR
                      4.50%, 5/16/13 (Jersey)                                                         4,975,710
      $ 13,203,000    Transocean, Inc., Ser. C, BBB+
                      1.50%, 12/15/37 (Cayman Islands) (b)                                           12,130,256
                                                                                              ------------------
                                                                                                     30,352,074
                                                                                              ------------------
                      OIL & GAS SERVICES - 3.0%
       $ 5,250,000    Core Laboratories LP, NR
                      0.25%, 10/31/11 (b)                                                             5,492,812
       $ 2,500,000    Subsea 7, Inc., Ser. SUB, NR
                      2.80%, 6/6/11 (Cayman Islands)                                                  2,221,875
                                                                                              ------------------
                                                                                                      7,714,687
                                                                                              ------------------
                      PHARMACEUTICALS - 13.0%
       $ 3,150,000    Biovail Corp., NR
                      5.375%, 8/1/14 (Canada) (c)                                                     3,551,625
       $ 2,500,000    Cephalon, Inc., NR
                      2.50%, 5/1/14                                                                   2,612,500
       $ 4,575,000    King Pharmaceuticals, Inc., BB
                      1.25%, 4/1/26                                                                   3,711,469
       $ 2,000,000    Omnicare, Inc., Ser. OCR, B+
                      3.25%, 12/15/35                                                                 1,492,500
      $ 10,000,000    Shire PLC, Ser. REGs, NR
                      2.75%, 5/9/14 (Jersey)                                                          8,972,060
       $ 7,500,000    Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+
                      1.75%, 2/1/26 (Netherlands Antilles)                                            9,056,250
       $ 2,750,000    Teva Pharmaceutical Finance LLC, Ser. C, BBB+
                      0.25%, 2/1/26 (b)                                                               3,234,687
                                                                                              ------------------
                                                                                                     32,631,091
                                                                                              ------------------
                      REAL ESTATE INVESTMENT TRUSTS - 6.5%
    CNY 30,000,000    Country Garden Holdings Co., BB
                      2.50%, 2/22/13 (Cayman Islands) (a)                                             4,162,439
       $ 3,599,000    Digital Realty Trust LP, NR
                      5.50%, 4/15/29 (c)                                                              3,945,404
       $ 1,800,000    Home Properties LP, NR
                      4.125%, 11/1/26 (c)                                                             1,680,750
       $ 3,752,000    Host Hotels & Resorts LP, BB+
                      2.625%, 4/15/27 (c)                                                             3,268,930
       $ 1,675,000    Macerich Co. (The), NR
                      3.25%, 3/15/12 (c)                                                              1,348,375
       $ 2,000,000    UDR, Inc., BBB
                      4.00%, 12/15/35                                                                 1,902,500
                                                                                              ------------------
                                                                                                     16,308,398
                                                                                              ------------------
                      SEMICONDUCTORS - 1.5%
       $ 4,000,000    Linear Technology Corp., Ser. A, NR
                      3.00%, 5/1/27                                                                   3,680,000
                                                                                              ------------------

                      TELECOMMUNICATIONS - 9.2%
       $ 3,679,000    Alcatel-Lucent USA, Inc., Ser. A, B+
                      2.875%, 6/15/23                                                                 3,527,241
       $ 3,950,000    Ciena Corp., B+
                      0.25%, 5/1/13                                                                   2,784,750
       $ 3,500,000    Inmarsat PLC, Ser. ISAT, NR
                      1.75%, 11/16/17 (United Kingdom)                                                3,692,325
       $ 2,200,000    NII Holdings, Inc., NR
                      3.125%, 6/15/12                                                                 1,845,250
       $ 3,000,000    Qwest Communications International, Inc., B+
                      3.50%, 11/15/25                                                                 2,996,250
   JPY 372,000,000    Softbank Corp., BB
                      1.75%, 3/31/14 (Japan)                                                          4,700,897
       $ 2,500,000    Virgin Media, Inc., B-
                      6.50%, 11/15/16 (c)                                                             2,184,375
  (euro) 1,000,000    Weather Capital Finance SA, Ser. ORAS, NR
                      4.75%, 2/27/13 (Luxembourg)                                                     1,365,917
                                                                                              ------------------
                                                                                                     23,097,005
                                                                                              ------------------

                      TOTAL CONVERTIBLE BONDS -- 113.2%
                      (Cost $258,114,715)                                                           284,983,342
                                                                                              ------------------

NUMBER OF SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------
                      CONVERTIBLE PREFERRED STOCKS --30.6%
                      AGRICULTURE - 2.7%
            74,050    Archer-Daniels-Midland Co., 6.25%, 2011                                         2,921,272
             5,810    Bunge Ltd., 5.125%, 2010 (Bermuda) (b)                                          3,776,500
                                                                                              ------------------
                                                                                                      6,697,772
                                                                                              ------------------
                      BANKS - 4.6%
            49,350    Fifth Third Bancorp, Ser. G, 8.50%, 2049 (b)                                    5,290,814
            44,805    KeyCorp, Ser. A, 7.75%, 2049                                                    3,620,244
             3,282    Wells Fargo & Co., Ser. L, 7.50%, 2049                                          2,756,749
                                                                                              ------------------
                                                                                                     11,667,807
                                                                                              ------------------
                      CHEMICALS - 1.0%
            74,550    Celanese Corp., 4.25%, 2049                                                     2,460,150
                                                                                              ------------------

                      DIVERSIFIED FINANCIAL SERVICES - 0.8%
             4,150    SLM Corp., Ser. C, 7.25%, 2010                                                  2,095,750
                                                                                              ------------------

                      ELECTRIC - 4.0%
           120,057    FPL Group, Inc., 8.375%, 2012                                                   6,197,943
            66,250    Great Plains Energy, Inc., 12.00%, 2012                                         3,870,987
                                                                                              ------------------
                                                                                                     10,068,930
                                                                                              ------------------
                      INSURANCE - 2.2%
           233,850    XL Capital Ltd., 10.75%, 8/15/11 (Cayman Islands)                               5,415,966
                                                                                              ------------------

                      LEISURE TIME - 0.4%
             9,352    Callaway Golf Co., Ser. B, 7.50%, 2012 (c)                                      1,033,396
                                                                                              ------------------

                      MINING - 5.0%
                      Freeport-McMoRan Copper & Gold, Inc.
            40,000    6.75%, 2010 (b)                                                                 3,689,600
             2,050    5.50%, 2049                                                                     2,675,271
           150,000    Vale Capital Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (b) (e)                       6,201,000
                                                                                              ------------------
                                                                                                     12,565,871
                                                                                              ------------------
                      OIL & GAS - 1.5%
            30,800    Whiting Petroleum Corp., 6.25%, 2049 (b)                                        3,766,224
                                                                                              ------------------

                      PHARMACEUTICALS - 5.2%
             7,155    Mylan, Inc., 6.50%, 2010                                                        6,310,710
            28,750    Schering-Plough Corp., 6.00%, 2010                                              6,705,650
                                                                                              ------------------
                                                                                                     13,016,360
                                                                                              ------------------
                      PIPELINES - 1.5%
             4,450    El Paso Corp., 4.99%, 2049                                                      3,905,988
                                                                                              ------------------

                      REAL ESTATE INVESTMENT TRUSTS - 0.9%
            45,000    Simon Property Group, Inc., Ser. I, 6.00%, 2049 (b)                             2,196,000
                                                                                              ------------------

                      TELECOMMUNICATIONS - 0.8%
             2,869    Lucent Technologies Capital Trust I, 7.75%, 2017 (e)                            2,036,990
                                                                                              ------------------

                      TOTAL CONVERTIBLE PREFERRED STOCKS - 30.6%
                      (Cost $75,394,316)                                                             76,927,204
                                                                                              ------------------

PRINCIPAL AMOUNT                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------
                      CORPORATE BONDS -- 14.0%
                      BEVERAGES - 1.3%
       $ 3,000,000    Anheuser-Busch InBev Worldwide, Inc., BBB+
                      6.875%, 11/15/19 (c)                                                            3,338,937
                                                                                              ------------------

                      DIVERSIFIED FINANCIAL SERVICES - 1.4%
         3,325,000    Axcan Intermediate Holdings, Inc., B
                      12.75%, 3/1/16                                                                  3,499,563
                                                                                              ------------------

                      HEALTHCARE SERVICES - 2.6%
         2,500,000    Apria Healthcare Group, Inc., BB+
                      11.25%, 11/1/14 (c)                                                             2,556,250
                      HCA , Inc.
         1,000,000    9.25%, 11/15/16, BB-                                                            1,045,000
         2,750,000    8.50%, 4/15/19, BB (c)                                                          2,832,500
                                                                                              ------------------
                                                                                                      6,433,750
                                                                                              ------------------
                      HOLDING COMPANIES - DIVERSIFIED - 1.9%
         5,000,000    Leucadia National Corp., BB+
                      8.125%, 9/15/15 (e)                                                             4,837,500
                                                                                              ------------------

                      INSURANCE - 3.3%
         6,500,000    AXA SA, BBB+
                      6.38%, 12/14/36 (France) (c) (f)                                                4,561,785
         3,500,000    MetLife, Inc., BBB
                      10.75%, 8/1/39                                                                  3,753,488
                                                                                              ------------------
                                                                                                      8,315,273
                                                                                              ------------------
                      MEDIA - 1.1%
         1,500,000    Univision Communications, Inc., B-
                      12.00%, 7/1/14 (c)                                                              1,605,000
         1,100,000    UPC Holding BV, B-
                      9.875%, 4/15/18 (Netherlands) (c)                                               1,100,000
                                                                                              ------------------
                                                                                                      2,705,000
                                                                                              ------------------
                      MISCELLANEOUS MANUFACTURING - 0.4%
           875,000    Ingersoll-Rand Global Holding Co. Ltd., BBB+
                      9.50%, 4/15/14 (Bermuda)                                                        1,016,554
                                                                                              ------------------

                      TELECOMMUNICATIONS - 2.0%
         3,500,000    CC Holdings GS V LLC/Crown Castle GS III Corp., BB
                      7.75%, 5/1/17 (c)                                                               3,587,500
         1,368,000    Intelsat Jackson Holdings Ltd., CCC+
                      11.25%, 6/15/16 (Bermuda)                                                       1,463,760
                                                                                              ------------------
                                                                                                      5,051,260
                                                                                              ------------------
                      TOTAL CORPORATE BONDS -- 14.0%
                      (Cost $33,664,624)                                                             35,197,837
                                                                                              ------------------

NUMBER OF SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 2.0%
                      CHEMICALS - 1.1%
            27,544    Lonza Group AG (Switzerland)                                                    2,710,253
                                                                                              ------------------

                      RETAIL - 0.9%
         1,859,682    Golden Eagle Retail Group Ltd. (Cayman Islands)                                 2,428,369
                                                                                              ------------------

                      TOTAL COMMON STOCKS -- 2.0%
                      (Cost $4,017,257)                                                               5,138,622
                                                                                              ------------------

                      TOTAL LONG-TERM INVESTMENTS -- 159.8%
                      (Cost $371,190,912)                                                           402,247,005
                                                                                              ------------------


                      MONEY MARKET FUNDS -- 4.7%
        11,819,936    Goldman Sachs Financial Prime Obligations
                      (Cost $11,819,936)                                                             11,819,936
                                                                                              ------------------

                      TOTAL INVESTMENTS -- 164.5%
                      (Cost $383,010,848)                                                           414,066,941
                      Total Options Written  -- (0.1%)                                                 (263,025)
                      Other Assets in excess of Liabilities -- 3.1%                                   7,931,598
                      Preferred Stock, at redemption value - (-67.5% of Net Assets
                      Applicable to Common Shareholders or -41.1% of Total Investments)            (170,000,000)
                                                                                              ------------------

                      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS-- 100.0%                   $     251,735,514
                                                                                              ==================

AG - Stock Corporation
AVV - Aruba Exempt Company
BV - Limited Liability Company
LLC - Limited Liability Corp.
LP - Limited Partnership
Ltd. - Limited
PLC - Public Limited Company
SA - Corporation
SCA - Limited Partnership

(a) The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.

(b) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to 21.2% of net assets.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) All or a portion of these securities have been physically segregated in connection with swap agreements, options and foreign currency contracts.

(f)  Floating rate security. The rate shown is as of July 31, 2009.


Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ended April 30, 2009.

COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS*
--------------------------------------------------------------------------------
United States                                                              52.3%
Cayman Islands                                                             10.5%
Jersey                                                                      5.2%
Bermuda                                                                     5.0%
Luxembourg                                                                  3.8%
Canada                                                                      2.9%
France                                                                      2.7%
Netherlands Antilles                                                        2.2%
Netherlands                                                                 1.8%
Germany                                                                     1.6%
Belgium                                                                     1.5%
Brazil                                                                      1.5%
China                                                                       1.4%
Panama                                                                      1.3%
Japan                                                                       1.1%
Isle of Man                                                                 1.0%
United Kingdom                                                              0.9%
Aruba                                                                       0.8%
India                                                                       0.7%
Australia                                                                   0.7%
Switzerland                                                                 0.7%
British Virgin Islands                                                      0.4%
--------------------------------------------------------------------------------
*Subject to change daily.

AGC | ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

CONTRACTS
(100 SHARES                                                                           EXPIRATION        EXERCISE           MARKET
PER CONTRACT)  CALL OPTIONS WRITTEN(F)                                                      DATE           PRICE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
      100      AngloGold Ashanti Holdings Finance PLC, NR, 3.50%, 5/22/14            August 2009       $   45.00        $   1,700
       75      Beckman Coulter, Inc., BBB, 2.50%, 12/15/36                           August 2009       $   60.00           26,250
       50      BorgWarner, Inc., BBB, 3.50%, 4/15/12                                 August 2009       $   35.00            2,500
      100      Bunge Ltd., 5.125%, 2010                                              August 2009       $   75.00            6,000
       50      Core Laboratories LP, NR, 0.25%, 10/31/11                             August 2009       $   89.25            5,250
      100      Danaher Corp., A+, 0.00%, 1/22/21                                     August 2009       $   65.00            4,000
      125      EMC Corp., A-, 1.75%, 12/1/11                                         August 2009       $   14.00           15,250
       75      Fifth Third Bancorp, Ser. G, 8.50%, 2049                              August 2009       $    7.50           15,000
       75      Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010                     August 2009       $   65.00            8,775
      150      International Game Technology, BBB, 3.25%, 5/1/14                  September 2009       $   20.00           19,500
      100      Simon Property Group, Inc., Ser. I, 6.00%, 2049                       August 2009       $   55.00           25,000
      100      Steel Dynamics, Inc., BB+, 5.125%, 6/15/14                            August 2009       $   19.00            1,700
       50      SunPower Corp., Ser SPWR, NR, 1.25%, 2/15/27                          August 2009       $   32.00            9,750
       50      Teva Pharmaceutical Finance LLC, Ser. C, BBB+, 0.25%, 2/1/26          August 2009       $   50.00           15,550
       50      Transocean, Inc., Ser. C, BBB+, 1.50%, 12/15/37                       August 2009       $   80.00           14,000
       75      Transocean, Inc., Ser. C, BBB+, 1.50%, 12/15/37                       August 2009       $   85.00            7,875
       25      United States Steel Corp., BB, 4.00%, 5/15/14                         August 2009       $   38.00            7,375
       50      United States Steel Corp., BB, 4.00%, 5/15/14                         August 2009       $   39.00           12,250
       20      United States Steel Corp., BB, 4.00%, 5/15/14                         August 2009       $   40.00            3,800
      150      Vale Capital Ltd., Ser. RIO, 5.50%, 2010                              August 2009       $   20.00           10,050
      150      Vale Capital Ltd., Ser. RIO, 5.50%, 2010                              August 2009       $   21.00            4,950
       75      Whiting Petroleum Corp., 6.25%, 2049                                  August 2009       $   40.00           46,500
                                                                                                                        ---------
               TOTAL CALL OPTIONS WRITTEN
               (Premiums received $143,109)                                                                             $ 263,025
                                                                                                                        ---------

(f)  Non-income producing security.

CREDIT DEFAULT SWAPS AGREEMENTS*
                                                                          NOTIONAL       IMPLIED CREDIT                  UNREALIZED
                                           BUY/SELL        TERMINATION      AMOUNT            SPREAD AT     PAYING    APPRECIATION/
COUNTERPARTY          REFERENCE ENTITY     PROTECTION             DATE        (000)    JULY 31, 2009 (1)  FIXED RATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA           Home Depot, Inc.     Buy               6/20/2014       2,050               58.00%      1.00%       $  (93,386)
JPMorgan Chase & Co.  LVMH Moet Hennessy
                         Louis Vuitton     Buy               3/20/2014       3,000               60.47%      1.45%         (129,474)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           $ 5,050                                       $ (222,860)
====================================================================================================================================

                                                                                                                         -----------
                                           TOTAL UNREALIZED APPRECIATION/(DEPRECIATION) FOR SWAP AGREEMENTS              $ (222,860)
                                                                                                                         ===========

* For each swap noted, the Fund pays the fixed rate. The market value of the swaps outstanding reflects the current payable for the underlying asset.

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

Forward exchange currency contracts
                                                                                                 Unrealized
                                                                                              Appreciation/
Short Contracts                                               Current Value                   (Depreciation)
------------------------------------------------------------------------------------------------------------
Euro, 22,000,000 expiring 9/16/09                                31,192,017                        (946,417)
Hong Kong Dollar, 2,431,513 expiring 8/03/09                        313,742                             (18)
Swiss Franc, 4,720,000 expiring 9/16/09                           4,387,741                         (69,352)

                                                                                               -------------
Total unrealized appreciation/(depreciation) for forward exchange currency contracts           $ (1,015,787)
                                                                                               -------------

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on November 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on July 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2009.

Description                                            LEVEL 1               LEVEL 2             LEVEL 3          TOTAL
                                                      -----------------------------------------------------------------
(value in $000s)
Assets:
Convertible Bonds:
     Aerospace & Defense                              $      -             $   3,575              $    -      $   3,575
     Agriculture                                             -                 5,694                   -          5,694
     Auto Parts & Equipment                                  -                 1,529                   -          1,529
     Banks                                                   -                 8,053                   -          8,053
     Biotechnology                                           -                 7,136                   -          7,136
     Chemicals                                               -                 2,219                   -          2,219
     Coal                                                    -                 1,520                   -          1,520
     Computers                                               -                17,543                   -         17,543
     Diversified Financial Services                          -                34,937                   -         34,937
     Electrical Components & Equipment                       -                13,615                   -         13,615
     Energy - Alternate Sources                              -                 2,437                   -          2,437
     Engineering & Construction                              -                 2,963                   -          2,963
     Entertainment                                           -                 5,253                   -          5,253
     Healthcare Products                                     -                14,071                   -         14,071
     Holding Companies - Diversified                         -                 6,217                   -          6,217
     Insurance                                               -                 3,289                   -          3,289
     Internet                                                -                 4,639                   -          4,639
     Iron/Steel                                              -                10,343                   -         10,343
     Leisure Time                                            -                 5,510                   -          5,510
     Media                                                   -                 1,881                   -          1,881
     Mining                                                  -                14,027                   -         14,027
     Miscellaneous Manufacturing                             -                 4,749                   -          4,749
     Oil & Gas                                               -                30,352                   -         30,352
     Oil & Gas Services                                      -                 7,715                   -          7,715
     Pharmaceuticals                                         -                32,631                   -         32,631
     Real Estate Investment Trusts                           -                16,308                   -         16,308
     Semiconductors                                          -                 3,680                   -          3,680
     Telecommunications                                      -                23,097                   -         23,097
Convertible Preferred Stocks:
     Agriculture                                         6,698                     -                   -          6,698
     Banks                                              11,668                     -                   -         11,668
     Chemicals                                           2,460                     -                   -          2,460
     Diversified Financial Services                      2,096                     -                   -          2,096
     Electric                                           10,069                     -                   -         10,069
     Insurance                                           5,416                     -                   -          5,416
     Leisure Time                                        1,033                     -                   -          1,033
     Mining                                             12,566                     -                   -         12,566
     Oil & Gas                                           3,766                     -                   -          3,766
     Pharmaceuticals                                    13,016                     -                   -         13,016
     Pipelines                                           3,906                     -                   -          3,906
     Real Estate Investment Trusts                       2,196                     -                   -          2,196
     Telecommunications                                  2,037                     -                   -          2,037
Common stocks:
     Chemicals                                           2,710                     -                   -          2,710
     Retail                                              2,429                     -                   -          2,429
Corporate Bonds:
     Beverages                                               -                 3,339                   -          3,339
     Diversified Financial Services                          -                 3,500                   -          3,500
     Healthcare Services                                     -                 6,434                   -          6,434
     Holding Companies - Diversified                         -                 4,837                   -          4,837
     Insurance                                               -                 8,315                   -          8,315
     Media                                                   -                 2,705                   -          2,705
     Miscellaneous Manufacturing                             -                 1,017                   -          1,017
     Telecommunications                                      -                 5,051                   -          5,051
Money Market Fund                                       11,820                     -                   -         11,820
                                                      ------------------------------------------------------------------
Total                                                 $ 93,886             $ 320,181              $    -      $ 414,067
                                                      ==================================================================

Liabilities:
     Options Written                                  $    263             $       -              $    -      $     263
     Credit Default Swaps                                    -                   223                   -            223
     Forward Exchange Currency Contracts                     -                 1,016                   -          1,016
                                                      ------------------------------------------------------------------
Total                                                 $    263             $   1,239              $    -      $   1,502
                                                      ==================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities & Income Fund
--------------------------------------------------------------------------------

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 28, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 28, 2009

By:  /s/ Robert White
     ---------------------------------------------------------------------------
         Robert White
         Treasurer and Chief Financial Officer

Date: September 28, 2009